Related Parties - Advisory Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Other income	$ 550	$ 578	$ 519
Related Parties
Related Party Transaction [Line Items]
Other income	$ 95	$ 85	$ 88